Annual Fund Operating Expenses (Short Term Government Income Trust)	12 Months Ended
May 01, 2011
Series I, Short Term Government Income Trust
Operating Expenses:
Share Class	Series I
Management fee	0.56%
Distribution and service (12b-1) fees	0.05%
Other Expenses	0.07%
Total fund operating expenses	0.68%
Series II, Short Term Government Income Trust
Operating Expenses:
Share Class	Series II
Management fee	0.56%
Distribution and service (12b-1) fees	0.25%
Other Expenses	0.07%
Total fund operating expenses	0.88%
Series NAV, Short Term Government Income Trust
Operating Expenses:
Share Class	Series NAV
Management fee	0.56%
Distribution and service (12b-1) fees	none
Other Expenses	0.07%
Total fund operating expenses	0.63%